Operating Segmentation - Summary of Average Assets, Grouped by Operating Segment (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2021
Disclosure of operating segments [line items]
Average Earning Assets	$ 949,279	$ 889,555	$ 961,177	$ 891,770
Canadian Personal and Commercial Banking [Member]
Disclosure of operating segments [line items]
Average Earning Assets	272,231	243,889	268,435	241,799
United States Personal and Commercial Banking[Member]
Disclosure of operating segments [line items]
Average Earning Assets	133,774	122,996	132,654	123,207
All Other Operating Segments [Member]
Disclosure of operating segments [line items]
Average Earning Assets	$ 543,274	$ 522,670	$ 560,088	$ 526,764